Long term investments (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Jan. 25, 2021	Dec. 31, 2022 CNY (¥) shares	Jun. 30, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) Vote shares	Jan. 31, 2018 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Oct. 31, 2023	Dec. 15, 2022 shares
Long-term investments
Share of income (loss) in equity method investments						¥ 11,090	$ 1,586	¥ (24,658)	¥ 6,253
Equity Securities without Readily Determinable Fair Value, Amount						99,352		156,002
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount						61,791		14,403	0
Unrealized investment gain (loss)						(16,574)	$ (2,370)	4,851	(68,031)
Beijing Pengtai Interactive Advertising Co Ltd
Long-term investments
Total consideration					¥ 13,328
Equity method investment, ownership percentage					49.00%
Share of income (loss) in equity method investments						1,113		619	9,483
Hunter Gcsea Limited
Long-term investments
Equity method investment, ownership percentage										51.00%
Share of income (loss) in equity method investments						9,819		9,855	0
Others
Long-term investments
Impairment losses equity method investments						0		26,115	0
ABG Hunter LLC | Hunter Gcsea Limited
Long-term investments
Equity method investment, ownership percentage										49.00%
Beijing Pengtai | Beijing Pengtai Interactive Advertising Co Ltd
Long-term investments
Equity method investment, ownership percentage					51.00%
iClick
Long-term investments
Percentage of interest of total outstanding shares	4.00%
Percentage of interest of voting equity	10.00%
Unrealized investment gain (loss)						(20,595)		15,030	65
Fosun Fashion Group (Cayman) Limited
Long-term investments
Unrealized investment gain (loss)						¥ (1,030)		¥ (10,179)	¥ (68,096)
Class B ordinary shares | iClick
Long-term investments
Number of shares subscribed | shares				649,349
Subscription price | $				$ 17,200
Number of votes per share | Vote				20
Class B ordinary shares | Fosun Fashion Group (Cayman) Limited
Long-term investments
Total consideration		¥ 21,170
Preferred shares issued | shares			4,908,939								4,908,939
Ordinary shares acquired (in shares) | shares		300,000
Percentage of interest of voting equity			1.57%
Subscription price			¥ 76,716
Conversion of preferred to ordinary shares | shares											1,321,790
ADR
Long-term investments
Ordinary shares acquired (in shares) | shares						490,476	490,476	4,777,000
ADR | iClick
Long-term investments
Number of shares subscribed | shares				2,471,468
Subscription price | $				$ 32,800
Class A ordinary shares
Long-term investments
Ordinary shares acquired (in shares) | shares						1,471,428	1,471,428	14,331,000
Class A ordinary shares | iClick
Long-term investments
Number of ADS per share | shares				2